NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Noncontrolling interests	$ 62,208	$ 49,754
Income attributable to the NCI	$ 13,171	$ 7,206
Yaramoko Mine [member] | Government of Burkina Faso [Member]
Noncontrolling interests ownership percentage	10.00%
Noncontrolling interests	$ 10,009
Income attributable to the NCI	$ 7,300
Seguela Project [Member] | Government of Cte d'Ivoire [Member]
Noncontrolling interests ownership percentage	10.00%
Noncontrolling interests	$ 52,199
Income attributable to the NCI	$ 5,800